Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

We recognize the importance of assessing, identifying, and managing material risks associated with cybersecurity threats. These risks include, among other things, operational risks, the risk of intellectual property theft, fraud, harm to employees or third parties with which we conduct business and violation of data privacy or security laws.

Identifying and assessing cybersecurity risk is integrated into our overall risk management systems and processes. Cybersecurity risks related to our business are identified and addressed through a multi-faceted approach that consists of what we deem as robust information technology security, testing of our information systems and third-party assessments. To defend against, detect and respond to cybersecurity incidents, we, among other things, conduct regular monitoring of our environment by our internal security tools, conduct employee trainings, monitor emerging laws and regulations related to data protection and information security and implement appropriate changes.

Consistent with our cybersecurity risk management policies and controls, we have processes in place for: (i) regular vulnerability scanning and technical monitoring of most of our systems, (ii) detection and analysis of cybersecurity incidents that present risk of unauthorized access to company assets, (iii) containment, eradication and data recovery (exist partly), and (iv) post-incident analysis. Such incident responses are overseen by leaders from our information technology, finance, legal and compliance teams.

Cybersecurity events and data incidents are evaluated, assessed based on severity and prioritized for response and remediation. Under our incident response plan and related policies, incidents are evaluated to determine materiality as well as operational and business impact and reviewed for privacy impact. Our team of cybersecurity professionals then collaborate with technical and business stakeholders to further analyze the risk to the company, and form detection, mitigation and remediation strategies. As part of the above processes, we regularly engage external consultants to assess our internal cybersecurity programs and compliance with applicable practices and standards.

Despite our cybersecurity efforts, we may not be successful in preventing or mitigating a cybersecurity incident that could have a material adverse effect on our business. For a discussion of cybersecurity risks applicable to us, see the section headed “Risk Factors”.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]

Identifying and assessing cybersecurity risk is integrated into our overall risk management systems and processes. Cybersecurity risks related to our business are identified and addressed through a multi-faceted approach that consists of what we deem as robust information technology security, testing of our information systems and third-party assessments. To defend against, detect and respond to cybersecurity incidents, we, among other things, conduct regular monitoring of our environment by our internal security tools, conduct employee trainings, monitor emerging laws and regulations related to data protection and information security and implement appropriate changes.

Consistent with our cybersecurity risk management policies and controls, we have processes in place for: (i) regular vulnerability scanning and technical monitoring of most of our systems, (ii) detection and analysis of cybersecurity incidents that present risk of unauthorized access to company assets, (iii) containment, eradication and data recovery (exist partly), and (iv) post-incident analysis. Such incident responses are overseen by leaders from our information technology, finance, legal and compliance teams.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]

Cybersecurity is an important part of our risk management processes and an area of focus for our board of directors and management team. Our board of directors has delegated responsibility to the Audit Committee for the oversight of risks from cybersecurity threats. Members of the Audit Committee receive regular updates from senior management, including leaders from our information technology, legal and compliance teams regarding matters of cybersecurity. This includes existing and new cybersecurity risks, information on how management is addressing and/or mitigating those risks, cybersecurity incidents (if any) and status on key information security initiatives.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Audit Committee
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our board of directors has delegated responsibility to the Audit Committee for the oversight of risks from cybersecurity threats. Members of the Audit Committee receive regular updates from senior management, including leaders from our information technology, legal and compliance teams regarding matters of cybersecurity. This includes existing and new cybersecurity risks, information on how management is addressing and/or mitigating those risks, cybersecurity incidents (if any) and status on key information security initiatives.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	management team